VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2016
Financial Information of VIE Subsidiaries included in Consolidated Financial Statements with Intercompany Balances and Transactions Eliminated

Summary financial information of the VIE subsidiaries included in the accompanying consolidated financial statements with intercompany balances and transactions eliminated are as follows:

	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	US$ (Note 3)
Total assets	141,614,244	111,978,182	16,128,213
Total liabilities	222,151,400	328,689,556	47,341,143

	December 31, 2014	December 31, 2015	December 31, 2016	December 31, 2016
	RMB	RMB	RMB	US$ (Note 3)

Net Revenue	42,697,861	34,390,944	38,445,435	5,537,295
Net profit (loss)	101,628,848	(95,285,846)	(80,050,853)	(11,529,721)